Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 09, 2021
Balance (in Shares) at Feb. 09, 2021
Issuance of Class B ordinary shares to Sponsor		$ 767	24,233		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,666,667
Net loss				(11,697)	(11,697)
Balance at Mar. 31, 2021		$ 767	24,233	(11,697)	13,303
Balance (in Shares) at Mar. 31, 2021		7,666,667
Balance at Feb. 09, 2021
Balance (in Shares) at Feb. 09, 2021
Net loss					(317,317)
Balance at Sep. 30, 2021	$ 66	$ 667		(5,318,272)	9,757,022
Balance (in Shares) at Sep. 30, 2021	655,000	6,666,667
Balance at Feb. 09, 2021
Balance (in Shares) at Feb. 09, 2021
Issuance of Class B ordinary shares to Sponsor		$ 767	24,233		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,666,667
Net loss				(1,540,194)	(1,540,194)
Fair value of Public Warrants included in the Units sold in the Initial Public Offering			4,733,334		4,733,334
Sales of Private Placement Units	$ 66		6,549,934		6,550,000
Sales of Private Placement Units (in Shares)	655,000
Contribution from Sponsor upon sale of Founder Shares to Anchor Investors			10,341,127		10,341,127
Forfeiture of Class B ordinary shares		$ (100)	100
Forfeiture of Class B ordinary shares (in Shares)		(1,000,000)
Accretion of Class A ordinary shares subject to possible redemption			(21,648,728)	(5,106,162)	(26,754,890)
Balance at Dec. 31, 2021	$ 66	$ 667		(6,646,356)	(6,645,623)
Balance (in Shares) at Dec. 31, 2021	655,000	6,666,667
Balance at Mar. 31, 2021		$ 767	24,233	(11,697)	13,303
Balance (in Shares) at Mar. 31, 2021		7,666,667
Net loss				(34)	(34)
Balance at Jun. 30, 2021		$ 767	24,233	(11,731)	13,269
Balance (in Shares) at Jun. 30, 2021		7,666,667
Net loss				(305,586)	(305,586)
Fair value of Public Warrants included in the Units sold in the Initial Public Offering			4,733,334		4,733,334
Sales of Private Placement Units	$ 66		6,549,934		6,550,000
Sales of Private Placement Units (in Shares)	655,000
Contribution from Sponsor upon sale of Founder Shares to Anchor Investors			10,341,127		10,341,127
Forfeiture of Class B ordinary shares		$ (100)	100
Forfeiture of Class B ordinary shares (in Shares)		(1,000,000)
Accretion of Class A ordinary shares subject to possible redemption			(6,574,167)	(5,000,955)	(11,575,122)
Balance at Sep. 30, 2021	$ 66	$ 667		(5,318,272)	9,757,022
Balance (in Shares) at Sep. 30, 2021	655,000	6,666,667
Balance at Dec. 31, 2021	$ 66	$ 667		(6,646,356)	(6,645,623)
Balance (in Shares) at Dec. 31, 2021	655,000	6,666,667
Net loss				(1,906,041)	(1,906,041)
Balance at Mar. 31, 2022	$ 66	$ 667		(8,552,397)	(8,551,664)
Balance (in Shares) at Mar. 31, 2022	655,000	6,666,667
Balance at Dec. 31, 2021	$ 66	$ 667		(6,646,356)	(6,645,623)
Balance (in Shares) at Dec. 31, 2021	655,000	6,666,667
Net loss					(6,570,706)
Balance at Sep. 30, 2022	$ 66	$ 667		(14,315,504)	(14,314,771)
Balance (in Shares) at Sep. 30, 2022	655,000	6,666,667
Balance at Mar. 31, 2022	$ 66	$ 667		(8,552,397)	(8,551,664)
Balance (in Shares) at Mar. 31, 2022	655,000	6,666,667
Increase in redemption value of Class A ordinary shares subject to possible redemption				(195,699)	(195,699)
Net loss				(3,738,667)	(3,738,667)
Balance at Jun. 30, 2022	$ 66	$ 667		(12,486,763)	(12,486,030)
Balance (in Shares) at Jun. 30, 2022	655,000	6,666,667
Increase in redemption value of Class A ordinary shares subject to possible redemption				(902,743)	(902,743)
Net loss				(925,998)	(925,998)
Balance at Sep. 30, 2022	$ 66	$ 667		$ (14,315,504)	$ (14,314,771)
Balance (in Shares) at Sep. 30, 2022	655,000	6,666,667